TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS PAYABLE
Schedule of trade accounts payable

	12.31.20	12.31.19
Sundry suppliers (Opex, Capex, Services e Material)	5,741,208	5,958,280
Related parties (Note 28)	489,339	405,271
Amounts payable (operators, cobilling)	199,562	232,264
Interconnection / interlink	182,895	275,984
Total	6,613,004	6,871,799